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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06260

                          The Quaker Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              309 Technology Drive
                               Malvern, PA 19355
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO Mutual Fund Services, Inc.
                       83 General Warren Blvd., Suite 200
                               Malvern, PA 19355
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-220-8888

Date of fiscal year end:  6/30/2007

Date of reporting period: 9/30/2006

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2006 (Unaudited)
Quaker Strategic Growth Fund

                                                                       Number             Market
                                                                     of Shares            Value
                                                                   --------------   ------------------
COMMON STOCKS - 71.96%
Basic Materials - 3.74%
Iron & Steel Production - 1.03%
United States Steel Corp.                                                 186,500   $       10,757,320
                                                                                    ------------------
Mining - 2.71%
Cameco Corp.                                                              212,000            7,752,840
Phelps Dodge Corp.                                                        242,600           20,548,220
                                                                                    ------------------
                                                                                            28,301,060
                                                                                    ------------------
Total Basic Materials (Cost $39,713,792)                                                    39,058,380
                                                                                    ------------------
Communications - 6.97%
Internet Software & Services - 0.08%
J2 Global Communications, Inc. (a)                                         31,900              866,723
                                                                                    ------------------
MultiMedia - 2.28%
News Corp.                                                                275,000            5,403,750
The Walt Disney Co.                                                       594,300           18,369,813
                                                                                    ------------------
                                                                                            23,773,563
                                                                                    ------------------
Telecommunications - 4.61%
America Movil SA de CV ADR                                                322,000           12,677,140
AT&T, Inc.                                                                703,800           22,915,728
NII Holdings, Inc. (a)                                                    202,589           12,592,932
                                                                                    ------------------
                                                                                            48,185,800
                                                                                    ------------------
Total Communications (Cost $64,041,795)                                                     72,826,086
                                                                                    ------------------
Consumer, Cyclical - 6.62%
Airlines - 0.66%
AMR Corp. (a)                                                             298,400            6,904,976
                                                                                    ------------------
Entertainment & Leisure - 2.18%
Harrah's Entertainment, Inc.                                              179,300           11,910,899
Royal Caribbean Cruises Ltd.                                              279,100           10,831,871
                                                                                    ------------------
                                                                                            22,742,770
                                                                                    ------------------
Retail - 3.78%
Federated Department Stores, Inc.                                         293,600           12,686,456
Limited Brands, Inc.                                                      225,700            5,978,793
McDonald's Corp.                                                          531,100           20,776,632
                                                                                    ------------------
                                                                                            39,441,881
                                                                                    ------------------
Total Consumer, Cyclical (Cost $66,706,217)                                                 69,089,627
                                                                                    ------------------
Consumer, Non-cyclical - 3.51%
Agricultural Products - 2.48%
Altria Group, Inc.                                                        176,700           13,526,385
Bunge Ltd.                                                                214,100           12,407,095
                                                                                    ------------------
                                                                                            25,933,480
                                                                                    ------------------
Commercial Services - 1.03%
Alliance Data Systems Corp. (a)                                           195,100           10,767,569
                                                                                    ------------------
Total Consumer, Non-cyclical (Cost $36,073,032)                                             36,701,049
                                                                                    ------------------
Energy - 8.27%
Oil & Gas - 8.27%
Canadian Natural Resources Ltd.                                           115,900            5,282,722
ConocoPhillips                                                            379,500           22,591,635
Ensco International, Inc.                                                 243,100           10,655,073
Halliburton Co.                                                           360,100           10,244,845
National Oilwell Varco, Inc. (a)                                          215,957           12,644,283
Suncor Energy, Inc.                                                       120,400            8,674,820
XTO Energy, Inc.                                                          386,200           16,270,606
                                                                                    ------------------
Total Energy (Cost $94,675,968)                                                             86,363,984
                                                                                    ------------------
Financial - 13.23%
Banks - 4.42%
Mellon Financial Corp.                                                    384,300           15,026,130
PNC Financial Services Group                                              218,100           15,799,164
State Street Corp.                                                        246,100           15,356,640
                                                                                    ------------------
                                                                                            46,181,934
                                                                                    ------------------
Financial Services - 5.91%
Citigroup, Inc.                                                           319,600           15,874,532
Goldman Sachs Group, Inc.                                                  95,600           16,172,652
Merrill Lynch & Co., Inc.                                                 267,200           20,900,384
Sanders Morris Harris Group, Inc.                                         698,800            8,741,988
                                                                                    ------------------
                                                                                            61,689,556
                                                                                    ------------------
Insurance - 2.90%
Ace Ltd.                                                                  220,000           12,040,600
Lincoln National Corp.                                                    293,203           18,202,042
                                                                                    ------------------
                                                                                            30,242,642
                                                                                    ------------------
Total Financial (Cost $133,675,836)                                                        138,114,132
                                                                                    ------------------
Healthcare - 8.72%
Healthcare - Products - 2.29%
Boston Scientific Corp. (a)                                               532,100            7,869,759
Hologic, Inc. (a)                                                         173,300            7,542,016
Johnson & Johnson                                                         131,000            8,507,140
                                                                                    ------------------
                                                                                            23,918,915
                                                                                    ------------------
Healthcare - Services - 1.67%
WellPoint, Inc. (a)                                                       225,900           17,405,595
                                                                                    ------------------
Pharmaceuticals - 4.76%
Eli Lilly & Co.                                                           436,000           24,852,000
Teva Pharmaceutical Industries Ltd. ADR                                   318,400           10,854,256
Wyeth                                                                     276,700           14,067,428
                                                                                    ------------------
                                                                                            49,773,684
                                                                                    ------------------
Total Healthcare (Cost $91,004,666)                                                         91,098,194
                                                                                    ------------------
Industrial - 14.99%
Aerospace & Defense - 7.64%
General Dynamics Corp.                                                    429,400           30,775,098
Lockheed Martin Corp.                                                     295,700           25,447,942
Raytheon Co.                                                              489,300           23,491,293
                                                                                    ------------------
                                                                                            79,714,333
                                                                                    ------------------
Environmental Control - 1.89%
American Ecology Corp.  ( c)                                            1,000,395           19,747,797
                                                                                    ------------------
Machinery - Construction & Mining - 0.58%
Caterpillar, Inc.                                                          92,600            6,093,080
                                                                                    ------------------
Miscellaneous Manufacturing - 2.29%
General Electric Co.                                                      677,400           23,912,220
                                                                                    ------------------
Transportation - 2.59%
Burlington Northern Santa Fe Corp.                                        178,100           13,079,664
CSX Corp.                                                                 426,000           13,985,580
                                                                                    ------------------
                                                                                            27,065,244
                                                                                    ------------------
Total Industrial (Cost $133,396,589)                                                       156,532,674
                                                                                    ------------------
Technology - 2.61%
Computer Software & Services - 0.72%
Brocade Communications Systems, Inc. (a)                                  766,700            5,412,902
Nestor, Inc. (a)                                                          820,200            2,050,500
                                                                                    ------------------
                                                                                             7,463,402
                                                                                    ------------------
Semiconductors - 1.89%
Lam Research Corp. (a)                                                    231,900           10,512,027
LSI Logic Corp. (a)                                                       623,600            5,125,992
Taiwan Semiconductor Manufacturing Co. Ltd. ADR                           427,100            4,100,160
                                                                                    ------------------
                                                                                            19,738,179
                                                                                    ------------------
Total Technology (Cost $28,379,605)                                                         27,201,581
                                                                                    ------------------
Utilities - 3.30%
Electric - 3.30%
AES Corp. (a)                                                             817,000           16,658,630
Allegheny Energy, Inc. (a)                                                443,200           17,803,344
                                                                                    ------------------
Total Utilities (Cost $22,815,529)                                                          34,461,974
                                                                                    ------------------
TOTAL COMMON STOCKS (Cost $710,483,029)                                                    751,447,681
                                                                                    ------------------
PREFERRED STOCKS - 0.04%
Consumer, Non-cyclical - 0.04%
Household Products - 0.04%
Ronco Corp. (a)(b)                                                        760,000              380,000
                                                                                    ------------------
Total Consumer, Non-cyclical (Cost $2,865,200)                                                 380,000
                                                                                    ------------------
TOTAL PREFERRED STOCKS (Cost $2,865,200)                                                       380,000
                                                                                    ------------------
WARRANTS - 0.00%
Waste Services, Inc. Warrants
    Expiration: April, 2009, Exercise Price: $12.00 (a)                    16,667                   --
                                                                                    ------------------
TOTAL WARRANTS (Cost $0)                                                                            --
                                                                                    ------------------
SHORT TERM INVESTMENTS - 27.23%
Money Markets - 4.38%
Brown Brothers Harriman Money Market                                   45,692,578           45,692,578
                                                                                    ------------------
U.S. Government & Agency Obligations - 22.85%
United States of America Treasury Bills
    4.94%, 12/07/2006                                                  40,000,000           39,653,521
    5.04%, 11/16/2006                                                 120,000,000          119,226,850
    5.01%, 10/26/2006                                                  80,000,000           79,715,733
                                                                                    ------------------
                                                                                           238,596,104
                                                                                    ------------------
TOTAL SHORT TERM INVESTMENTS (Cost $284,270,606)                                           284,288,682
                                                                                    ------------------
Total Investments  (Cost $997,618,835) - 99.23%                                          1,036,116,363
Other Assets in Excess of Liabilities, Net 0.77%                                             8,092,269
                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                          $    1,044,208,632
                                                                                    ==================

                                  Schedule of
                                 Securities Sold
                                      Short

                                                                     Number of
                                                                       Shares             Value
                                                                   --------------   ------------------
COMMON STOCKS - 2.46%
Amazon.Com, Inc. (a)                                                      335,700   $       10,782,684
Broadcom Corp. (a)                                                        103,800            3,149,292
Lowe's Cos., Inc.                                                          47,700            1,338,462
Utstarcom, Inc. (a)                                                       370,700            3,288,109
Wendy's International, Inc.                                                43,400            2,907,800
Zoran Corp. (a)                                                           261,200            4,200,096
                                                                                    ------------------
TOTAL COMMON STOCKS (Proceeds $24,924,300)                                          $       25,666,443
                                                                                    ------------------
Total Securities Sold Short  (Proceeds $24,924,300)                                 $       25,666,443
                                                                                    ==================
ADR American Depository Receipt
(a)  Non-income producing security
(b)  Restricted security acquired on June 24, 2005 at a cost of $2,865,200.
     Since market quotations are not readily available for this security, it was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at
     September 30, 2006 is $380,000, which represents 0.04% of total net assets.
(c)  Affiliated by holding more than 5% of the outstanding voting stock of the company. The total fair value of such securities at September 30, 2006 is
     $19,747,797, which represents 1.89% of total net assets.

The following information for the Funds is presented on an income tax basis as of September 30, 2006:

Cost of Investments                                                                 $      975,577,505
Gross Unrealized Appreciation                                                               55,176,129
Gross Unrealized Depreciation                                                               20,313,714
                                                                                    ------------------
Net Unrealized Appreciation/(Depreciation)                                          $       34,862,415
                                                                                    ==================
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
September 30, 2006 (Unaudited)
Quaker Core Equity Fund

                                                                       Number              Market
                                                                     of Shares             Value
                                                                   --------------   ------------------
COMMON STOCKS - 98.89%
Basic Materials - 1.28%
Mining - 1.28%
Vulcan Materials Co.                                                        2,000   $          156,500
                                                                                    ------------------
Total Basic Materials (Cost $155,617)                                                          156,500
                                                                                    ------------------
Communications - 5.77%
Internet Software & Services - 5.01%
Emdeon Corp. (a)                                                            7,500               87,825
Google, Inc. (a)                                                            1,300              522,470
                                                                                    ------------------
                                                                                               610,295
                                                                                    ------------------
Telecommunications - 0.76%
Motorola, Inc.                                                              3,700               92,500
                                                                                    ------------------
Total Communications (Cost $674,897)                                                           702,795
                                                                                    ------------------
Consumer, Cyclical - 10.07%
Auto Manufacturers - 0.62%
Oshkosh Truck Corp.                                                         1,500               75,705
                                                                                    ------------------
Retail - 9.45%
CVS Corp.                                                                   3,100               99,572
J.C. Penney Co., Inc.                                                       3,000              205,170
Kohl's Corp. (a)                                                            2,000              129,840
Lowe's Cos., Inc.                                                           2,500               70,150
Office Depot, Inc. (a)                                                      3,100              123,070
Target Corp.                                                                1,900              104,975
Wal-Mart de Mexico SA de CV ADR                                             1,560               53,046
Wal-Mart Stores, Inc.                                                       7,395              364,721
                                                                                    ------------------
                                                                                             1,150,544
                                                                                    ------------------
Total Consumer, Cyclical (Cost $1,143,120)                                                   1,226,249
                                                                                    ------------------
Consumer, Non-cyclical - 8.91%
Agricultural Products - 1.95%
Altria Group, Inc.                                                          3,100              237,305
                                                                                    ------------------
Commercial Services - 1.41%
Jackson Hewitt Tax Service, Inc.                                            5,700              171,057
                                                                                    ------------------
Cosmetics & Toiletries - 1.88%
Procter & Gamble Co.                                                        3,700              229,326
                                                                                    ------------------
Food & Beverages - 2.87%
PepsiCo, Inc.                                                               5,360              349,794
                                                                                    ------------------
Household Products - 0.80%
Church & Dwight Co., Inc.                                                   2,500               97,775
                                                                                    ------------------
Total Consumer, Non-cyclical (Cost $987,089)                                                 1,085,257
                                                                                    ------------------
Energy - 9.40%
Oil & Gas - 9.40%
Baker Hughes, Inc.                                                          1,300               88,660
Chesapeake Energy Corp.                                                     3,700              107,226
Exxon Mobil Corp.                                                           3,700              248,270
PetroChina Co. Ltd. ADR                                                     3,860              415,529
Questar Corp.                                                               1,600              130,832
Valero Energy Corp.                                                         3,000              154,410
                                                                                    ------------------
Total Energy (Cost $931,345)                                                                 1,144,927
                                                                                    ------------------
Financial - 8.26%
Banks - 0.84%
Barclays PLC ADR                                                            2,000              101,540
                                                                                    ------------------
Financial Services - 6.62%
BlackRock, Inc.                                                             1,000              149,000
Goldman Sachs Group, Inc.                                                   1,200              203,004
Lehman Brothers Holdings, Inc.                                              2,600              192,036
Morgan Stanley                                                              3,600              262,476
                                                                                    ------------------
                                                                                               806,516
                                                                                    ------------------
Real Estate - 0.80%
Capital Trust, Inc.                                                         2,400               97,752
                                                                                    ------------------
Total Financial (Cost $862,746)                                                              1,005,808
                                                                                    ------------------
Healthcare - 25.22%
Biotechnology - 2.80%
Amgen, Inc. (a)                                                             1,600              114,448
Genentech, Inc. (a)                                                         2,000              165,400
Genzyme Corp. (a)                                                             900               60,723
                                                                                    ------------------
                                                                                               340,571
                                                                                    ------------------
Healthcare - Products - 3.31%
Beckman Coulter, Inc.                                                       2,200              126,632
Johnson & Johnson                                                           2,300              149,362
Patterson Dental Co. (a)                                                    3,800              127,718
                                                                                    ------------------
                                                                                               403,712
                                                                                    ------------------
Healthcare - Services - 8.51%
Humana, Inc. (a)                                                            3,500              231,315
LifePoint Hospitals, Inc. (a)                                               4,100              144,812
Quest Diagnostics, Inc.                                                     3,800              232,408
Sierra Health Services (a)                                                  3,000              113,520
UnitedHealth Group, Inc.                                                    6,400              314,880
                                                                                    ------------------
                                                                                             1,036,935
                                                                                    ------------------
Pharmaceuticals - 10.60%
AmeriSourceBergen Corp.                                                     7,400              334,480
Barr Pharmaceuticals, Inc. (a)                                              1,200               62,328
Caremark RX, Inc.                                                           1,800              102,006
Express Scripts, Inc. (a)                                                   4,100              309,509
Novartis AG ADR                                                             3,300              192,852
Schering-Plough Corp.                                                      13,130              290,042
                                                                                    ------------------
                                                                                             1,291,217
                                                                                    ------------------
Total Healthcare (Cost $2,871,693)                                                           3,072,435
                                                                                    ------------------
Industrial - 27.78%
Aerospace & Defense - 6.21%
Alliant Techsystems, Inc. (a)                                               1,400              113,484
Northrop Grumman Corp.                                                      4,800              326,736
Raytheon Co.                                                                6,600              316,866
                                                                                    ------------------
                                                                                               757,086
                                                                                    ------------------
Electronics - 1.24%
Arrow Electronics, Inc. (a)                                                 5,500              150,865
                                                                                    ------------------
Machinery - Construction & Mining - 2.91%
Caterpillar, Inc.                                                           5,400              355,320
                                                                                    ------------------
Metal Fabricate & Hardware - 0.58%
Mueller Industries, Inc.                                                    2,000               70,340
                                                                                    ------------------
Miscellaneous Manufacturing - 6.53%
General Electric Co.                                                        9,740              343,822
Honeywell International, Inc.                                               1,500               61,350
Illinois Tool Works, Inc.                                                   3,900              175,110
ITT Industries, Inc.                                                        1,800               92,286
Textron, Inc.                                                               1,400              122,500
                                                                                    ------------------
                                                                                               795,068
                                                                                    ------------------
Packaging & Containers - 1.01%
Packaging Corp. of America                                                  5,300              122,960
                                                                                    ------------------
Transportation - 9.30%
Burlington Northern Santa Fe Corp.                                          6,000              440,640
CSX Corp.                                                                  10,400              341,432
FedEx Corp.                                                                 1,300              141,284
Kirby Corp. (a)                                                             3,040               95,243
Union Pacific Corp.                                                         1,300              114,400
                                                                                    ------------------
                                                                                             1,132,999
                                                                                    ------------------
Total Industrial (Cost $3,122,197)                                                           3,384,638
                                                                                    ------------------
Utilities - 2.20%
Electric - 1.69%
TXU Corp.                                                                   3,300              206,316
                                                                                    ------------------
Water - 0.51%
Aqua America, Inc.                                                          2,800               61,432
                                                                                    ------------------
Total Utilities (Cost $264,944)                                                                267,748
                                                                                    ------------------
TOTAL COMMON STOCKS (Cost $11,013,648)                                                      12,046,357
                                                                                    ------------------
SHORT TERM INVESTMENTS - 0.32%
Money Markets - 0.32%
Brown Brothers Harriman Money Market                                       38,728               38,728
                                                                                    ------------------
TOTAL SHORT TERM INVESTMENTS (Cost $38,728)                                                     38,728
                                                                                    ------------------

Total Investments  (Cost $11,052,376) - 99.21%                                              12,085,085
Other Assets in Excess of Liabilities, Net 0.79%                                                95,773
                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                          $       12,180,858
                                                                                    ==================
ADR American Depository Receipt
(a) Non-income producing security

The following information for the Funds is presented on an income tax basis as of September 30, 2006:

Cost of Investments                                                                 $       11,055,613
Gross Unrealized Appreciation                                                                1,133,923
Gross Unrealized Depreciation                                                                  104,451
                                                                                    ------------------
Net Unrealized Appreciation/(Depreciation)                                          $        1,029,472
                                                                                    ==================
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
September 30, 2006 (Unaudited)
Quaker Small-Cap Growth Fund

                                                                       Number             Market
                                                                     of Shares            Value
                                                                   --------------   ------------------
COMMON STOCKS - 99.14%
Communications - 6.36%
Internet Software & Services - 4.29%
Emdeon Corp. (a)                                                            7,700   $           90,167
Nutri/System, Inc. (a)                                                      1,010               62,913
                                                                                    ------------------
                                                                                               153,080
                                                                                    ------------------
Telecommunications - 2.07%
Anixter International, Inc. (a)                                             1,310               73,976
                                                                                    ------------------
Total Communications (Cost $218,948)                                                           227,056
                                                                                    ------------------
Consumer, Cyclical - 12.19%
Commercial Services - 1.48%
Source Interlink Cos., Inc. (a)                                             5,570               52,915
                                                                                    ------------------
Entertainment & Leisure - 1.22%
Shuffle Master, Inc. (a)                                                    1,610               43,486
                                                                                    ------------------
Office Furnishings - 3.28%
Knoll, Inc.                                                                 5,800              117,160
                                                                                    ------------------
Retail - 5.48%
J.C. Penney Co., Inc.                                                         550               37,615
Longs Drug Stores Corp.                                                     1,730               79,597
Tween Brands, Inc. (a)                                                        780               29,328
Wal-Mart de Mexico SA de CV ADR                                             1,440               48,966
                                                                                    ------------------
                                                                                               195,506
                                                                                    ------------------
Toys & Hobbies - 0.73%
RC2 Corp. (a)                                                                 770               25,818
                                                                                    ------------------
Total Consumer, Cyclical (Cost $414,314)                                                       434,885
                                                                                    ------------------
Consumer, Non-cyclical - 5.88%
Agricultural Products - 1.25%
Vector Group Ltd.                                                           2,751               44,621
                                                                                    ------------------
Commercial Services - 1.51%
Jackson Hewitt Tax Service, Inc.                                            1,800               54,018
                                                                                    ------------------
Cosmetics & Toiletries - 2.02%
Procter & Gamble Co.                                                        1,160               71,897
                                                                                    ------------------
Household Products - 1.10%
Church & Dwight Co., Inc.                                                   1,000               39,110
                                                                                    ------------------
Total Consumer, Non-cyclical (Cost $197,167)                                                   209,646
                                                                                    ------------------
Energy - 12.78%
Oil & Gas - 12.78%
BP Prudhoe Bay Royalty Trust                                                1,500              110,250
Complete Production Services, Inc. (a)                                        400                7,896
Comstock Resources, Inc. (a)                                                1,000               27,150
PetroChina Co. Ltd. ADR                                                     1,140              122,721
SEACOR Holdings, Inc. (a)                                                     300               24,750
Stone Energy Corp. (a)                                                      1,430               57,886
                                                                                    ------------------
Total Energy (Cost $453,098)                                                                   456,053
                                                                                    ------------------
Financial - 8.09%
Banks - 1.72%
First Regional Bancorp (a)                                                  1,800               61,326
                                                                                    ------------------
Financial Services - 1.25%
Portfolio Recovery Associates, Inc. (a)                                     1,020               44,747
                                                                                    ------------------
Insurance - 1.89%
21st Century Insurance Group                                                3,030               45,299
ProAssurance Corp. (a)                                                        450               22,176
                                                                                    ------------------
                                                                                                67,475
                                                                                    ------------------
Investment Companies - 2.79%
Ares Capital Corp.                                                          5,080               88,494
Gladstone Capital Corp.                                                       500               11,005
                                                                                    ------------------
                                                                                                99,499
                                                                                    ------------------
Real Estate - 0.44%
Deerfield Triarc Capital Corp.                                              1,200               15,732
                                                                                    ------------------
Total Financial (Cost $280,304)                                                                288,779
                                                                                    ------------------
Healthcare - 16.73%
Biotechnology - 3.92%
Advanced Magnetics, Inc. (a)                                                1,030               35,123
Integra Lifesciences Holdings Corp. (a)                                     1,830               68,588
Nektar Therapeutics (a)                                                     2,500               36,025
                                                                                    ------------------
                                                                                               139,736
                                                                                    ------------------
Healthcare - Products - 2.04%
Cytyc Corp. (a)                                                             2,970               72,706
                                                                                    ------------------
Healthcare - Services - 6.90%
Amedisys, Inc. (a)                                                          1,300               51,571
LHC Group LLC (a)                                                           2,000               44,640
LifePoint Hospitals, Inc. (a)                                               2,200               77,704
Magellan Health Services, Inc. (a)                                            550               23,430
Sierra Health Services (a)                                                  1,290               48,814
                                                                                    ------------------
                                                                                               246,159
                                                                                    ------------------
Pharmaceuticals - 3.87%
Abraxis BioScience, Inc. (a)                                                1,350               37,503
Alpharma, Inc.                                                              1,220               28,536
Dendreon Corp. (a)                                                          5,520               24,674
Sciele Pharma, Inc. (a)                                                     1,210               22,796
Trimeris, Inc. (a)                                                          2,800               24,640
                                                                                    ------------------
                                                                                               138,149
                                                                                    ------------------
Total Healthcare (Cost $594,210)                                                               596,750
                                                                                    ------------------
Industrial - 26.56%
Aerospace & Defense - 0.79%
K&F Industries Holdings, Inc. (a)                                           1,500               28,170
                                                                                    ------------------
Building Materials - 1.40%
Genlyte Group, Inc. (a)                                                       700               49,840
                                                                                    ------------------
Electrical Components & Equipment - 2.77%
Greatbatch, Inc. (a)                                                        1,200               27,144
Hubbell, Inc.                                                               1,500               71,850
                                                                                    ------------------
                                                                                                98,994
                                                                                    ------------------
Electronic Equipment & Instruments - 3.56%
Watts Water Technologies, Inc.                                              4,000              127,040
                                                                                    ------------------
Machinery - Diversified - 8.02%
Applied Industrial Technologies, Inc.                                       3,560               86,864
Flow Systems, Inc. (a)                                                      5,640               73,151
Gardner Denver, Inc. (a)                                                    1,600               52,928
IDEX Corp.                                                                  1,700               73,185
                                                                                    ------------------
                                                                                               286,128
                                                                                    ------------------
Metal Fabricate & Hardware - 2.52%
Mueller Industries, Inc.                                                    2,560               90,035
                                                                                    ------------------
Miscellaneous Manufacturing - 5.47%
A.O. Smith Corp.                                                            2,190               86,352
EnPro Industries, Inc. (a)                                                    810               24,348
Myers Industries, Inc.                                                      4,960               84,320
                                                                                    ------------------
                                                                                               195,020
                                                                                    ------------------
Packaging & Containers - 2.03%
Silgan Holdings, Inc.                                                       1,930               72,491
                                                                                    ------------------
Total Industrial (Cost $920,418)                                                               947,718
                                                                                    ------------------
Technology - 8.62%
Computer Software & Services - 0.77%
Transaction Systems Architects, Inc. (a)                                      800               27,456
                                                                                    ------------------
Computers - 2.94%
CIBER, Inc. (a)                                                             1,000                6,630
Talx Corp.                                                                  4,000               98,080
                                                                                    ------------------
                                                                                               104,710
                                                                                    ------------------
Office & Business Equipment - 2.10%
Global Imaging Systems, Inc. (a)                                            3,400               75,038
                                                                                    ------------------
Semiconductors - 2.81%
AMIS Holdings, Inc. (a)                                                     2,560               24,295
Emulex Corp. (a)                                                            4,190               76,132
                                                                                    ------------------
                                                                                               100,427
                                                                                    ------------------
Total Technology (Cost $277,771)                                                               307,631
                                                                                    ------------------
Utilities - 1.93%
Electric - 1.93%
PNM Resources, Inc.                                                         2,500               68,925
                                                                                    ------------------
Total Utilities (Cost $69,960)                                                                  68,925
                                                                                    ------------------
Energy - 12.78%
Oil & Gas - 12.78%
Hugoton Royalty Trust                                                       4,000              105,400
                                                                                    ------------------
Total Energy (Cost $453,098)                                                                   456,053
                                                                                    ------------------
TOTAL COMMON STOCKS (Cost $3,426,190)                                                        3,537,443
                                                                                    ------------------
SHORT TERM INVESTMENTS - 2.22%
Money Markets - 2.22%
Brown Brothers Harriman Money Market                                       79,153               79,153
                                                                                    ------------------
TOTAL SHORT TERM INVESTMENTS (Cost $79,153)                                                     79,153
                                                                                    ------------------
Total Investments  (Cost $3,505,343) - 101.36%                                               3,616,596
Liabilities in Excess of Other Assets, Net (1.36)%                                             (48,413)
                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                          $        3,568,183
                                                                                    ==================
ADR American Depository Receipt
(a) Non-income producing security

The following information for the Funds is presented on an income tax basis as of September 30, 2006:

Cost of Investments                                                                 $        3,505,343
Gross Unrealized Appreciation                                                                  190,301
Gross Unrealized Depreciation                                                                   79,048
                                                                                    ------------------
Net Unrealized Appreciation/(Depreciation)                                          $          111,253
                                                                                    ==================
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
September 30, 2006 (Unaudited)
Quaker Capital Opportunities Fund

                                                                       Number             Market
                                                                      of Shares           Value
                                                                   --------------   ------------------
COMMON STOCKS - 88.30%
Basic Materials - 4.31%
Chemicals - 4.31%
Praxair, Inc.                                                              17,000   $        1,005,720
                                                                                    ------------------
Total Basic Materials (Cost $819,677)                                                        1,005,720
                                                                                    ------------------
Communications - 3.68%
MultiMedia - 3.68%
Mcgraw-Hill Cos., Inc.                                                     14,800              858,844
                                                                                    ------------------
Total Communications (Cost $734,295)                                                           858,844
                                                                                    ------------------
Consumer, Cyclical - 9.72%
Retail - 9.72%
CVS Corp.                                                                  16,500              529,980
McDonald's Corp.                                                           23,500              919,320
Staples, Inc.                                                              33,700              819,921
                                                                                    ------------------
Total Consumer, Cyclical (Cost $2,189,054)                                                   2,269,221
                                                                                    ------------------
Consumer, Non-cyclical - 20.11%
Commercial Services - 3.52%
Pharmaceutical Products Developments, Inc.                                 23,000              820,870
                                                                                    ------------------
Cosmetics & Toiletries - 3.94%
Colgate-Palmolive Co.                                                      14,800              919,080
                                                                                    ------------------
Food & Beverages - 12.65%
Diageo PLC ADR                                                             13,400              951,936
Kellogg Co.                                                                18,000              891,360
PepsiCo, Inc.                                                              17,000            1,109,420
                                                                                    ------------------
                                                                                             2,952,716
                                                                                    ------------------
Total Consumer, Non-cyclical (Cost $3,983,576)                                               4,692,666
                                                                                    ------------------
Financial - 11.53%
Banks - 4.30%
Bank of America Corp.                                                      18,700            1,001,759
                                                                                    ------------------
Insurance - 7.23%
The Hartford Financial Services Group, Inc.                                 9,100              789,425
ING Groep NV ADR                                                           20,420              898,072
                                                                                    ------------------
                                                                                             1,687,497
                                                                                    ------------------
Total Financial (Cost $2,346,622)                                                            2,689,256
                                                                                    ------------------
Healthcare - 24.26%
Healthcare - Products - 2.68%
Edwards Lifesciences Corp. (a)                                             13,400              624,306
                                                                                    ------------------
Healthcare - Services - 6.75%
Covance, Inc. (a)                                                           8,900              590,782
UnitedHealth Group, Inc.                                                   20,000              984,000
                                                                                    ------------------
                                                                                             1,574,782
                                                                                    ------------------
Pharmaceuticals - 14.83%
Cephalon, Inc. (a)                                                         11,800              728,650
Medco Health Solutions, Inc. (a)                                           13,665              821,403
Novartis AG ADR                                                            15,200              888,288
Sanofi-Aventis ADR                                                         23,000            1,022,810
                                                                                    ------------------
                                                                                             3,461,151
                                                                                    ------------------
Total Healthcare (Cost $5,009,048)                                                           5,660,239
                                                                                    ------------------
Industrial - 11.41%
Machinery - Diversified - 3.98%
Rockwell Automation, Inc.                                                  16,000              929,600
                                                                                    ------------------
Miscellaneous Manufacturing - 7.43%
Danaher Corp.                                                              10,200              700,434
Textron, Inc.                                                              11,800            1,032,500
                                                                                    ------------------
                                                                                             1,732,934
                                                                                    ------------------
Total Industrial (Cost $2,365,647)                                                           2,662,534
                                                                                    ------------------
Technology - 3.28%
Computer Software & Services - 3.28%
Microsoft Corp.                                                            28,000              765,240
                                                                                    ------------------
Total Technology (Cost $680,960)                                                               765,240
                                                                                    ------------------
TOTAL COMMON STOCKS (Cost $18,128,879)                                                      20,603,720
                                                                                    ------------------
SHORT TERM INVESTMENTS - 10.23%
Money Markets - 5.97%
Brown Brothers Harriman Money Market                                    1,392,023            1,392,023
                                                                                    ------------------
U.S. Government & Agency Obligations - 4.26%
United States of America Treasury Bills
    4.53%, 11/16/2006                                                   1,000,000              994,203
                                                                                    ------------------
TOTAL SHORT TERM INVESTMENTS (Cost $2,386,226)                                               2,386,226
                                                                                    ------------------
Total Investments  (Cost $20,515,105) - 98.53%                                              22,989,946
Other Assets in Excess of Liabilities, Net 1.47%                                               342,155
                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                          $       23,332,101
                                                                                    ==================
ADR American Depository Receipt
(a) Non-income producing security

The following information for the Funds is presented on an income tax basis as of September 30, 2006:

Cost of Investments                                                                 $       20,543,165
Gross Unrealized Appreciation                                                                2,563,981
Gross Unrealized Depreciation                                                                  117,200
                                                                                    ------------------
Net Unrealized Appreciation/(Depreciation)                                          $        2,446,781
                                                                                    ==================
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
September 30, 2006 (Unaudited)
Quaker Biotech Pharma-Healthcare Fund

                                                                        Number            Market
                                                                      of Shares           Value
                                                                   --------------   ------------------
COMMON STOCKS - 70.86%
Healthcare - 70.86%
Biotechnology - 70.86%
Alnylam Pharmaceuticals, Inc. (a)                                          20,581   $          296,572
Amgen, Inc. (a)                                                             8,433              603,213
Amylin Pharmaceuticals, Inc. (a)                                           10,300              453,921
Axonyx, Inc. (a)                                                          128,524              115,672
Celgene Corp. (a)                                                           8,700              376,710
CoTherix, Inc. (a)                                                         61,400              433,484
Critical Therapeutics, Inc. (a)                                            68,382              164,117
CV Therapeutics, Inc. (a)                                                  39,253              437,278
Genzyme Corp. (a)                                                           8,811              594,478
Gilead Sciences, Inc. (a)                                                  10,991              755,082
Hana Biosciences, Inc. (a)                                                 34,227              234,797
Human Genome Sciences, Inc. (a)                                            43,030              496,566
ICOS Corp. (a)                                                             22,782              570,917
Illumina, Inc. (a)                                                         10,900              360,136
Myogen, Inc. (a)                                                           11,769              412,857
Neurocrine Biosciences, Inc. (a)                                           22,068              237,231
Onyx Pharmaceuticals, Inc. (a)                                             31,520              544,981
Progenics Pharmaceuticals, Inc. (a)                                        22,327              523,791
Savient Pharmaceuticals, Inc. (a)                                          36,900              240,219
Sirna Therapeutics, Inc. (a)                                               50,949              283,786
Tanox, Inc. (a)                                                            18,448              218,055
                                                                                    ------------------
Total Healthcare (Cost $9,033,568)                                                           8,353,863
                                                                                    ------------------
TOTAL COMMON STOCKS (Cost $9,033,568)                                                        8,353,863
                                                                                    ------------------
FOREIGN COMMON STOCKS - 7.80%
Germany - 2.67%
Biotechnology - 2.67%
Paion AG (a)                                                               27,076              315,022
                                                                                    ------------------
Total Germany (Cost $278,511)                                                                  315,022
                                                                                    ------------------
Switzerland - 5.13%
Biotechnology - 5.13%
Cytos Biotechnology Ltd. (a)                                                3,462              362,585
Speedel Holdings AG (a)                                                     1,650              241,933
                                                                                    ------------------
Total Switzerland (Cost $416,677)                                                              604,518
                                                                                    ------------------
TOTAL FOREIGN COMMON STOCKS (Cost $695,188)                                                    919,540
                                                                                    ------------------
SHORT TERM INVESTMENTS - 1.30%
Money Markets - 1.30%
Brown Brothers Harriman Money Market                                      153,609              153,609
                                                                                    ------------------
TOTAL SHORT TERM INVESTMENTS (Cost $153,609)                                                   153,609
                                                                                    ------------------
Total Investments  (Cost $9,882,365) - 79.96%                                                9,427,012
Other Assets in Excess of Liabilities, Net 20.04%                                            2,362,732
                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                          $       11,789,744
                                                                                    ==================
                                                                  Schedule of
                                                              Securities Sold Short

                                                                       Number             Market
                                                                     of Shares            Value
                                                                   --------------   ------------------
COMMON STOCKS - 14.27%
Genentech, Inc. (a)                                                         5,477   $          452,948
Imclone Systems, Inc. (a)                                                  11,500              325,680
King Pharmaceuticals, Inc. (a)                                             14,000              238,420
Neurochem, Inc. (a)                                                         5,553              102,897
New River Pharmaceuticals, Inc. (a)                                         7,801              200,720
United Therapeutics Corp. (a)                                               4,600              242,052
Vertex Pharmaceuticals, Inc. (a)                                            3,568              120,063
                                                                                    ------------------
TOTAL COMMON STOCKS (Proceeds $1,771,888)                                           $        1,682,780
                                                                                    ------------------
EQUITY FUNDS - 1.73%
iShares Nasdaq Biotechnology Index Fund (a)                                 2,761              203,706
                                                                                    ------------------
TOTAL EQUITY FUNDS (Proceeds $194,602)                                              $          203,706
                                                                                    ------------------
Total Securities Sold Short  (Proceeds $1,966,490)                                  $        1,886,486
                                                                                    ==================
(a) Non-income producing security

The following information for the Funds is presented on an income tax basis as of September 30, 2006:

Cost of Investments                                                                 $        7,956,468
Gross Unrealized Appreciation                                                                  885,936
Gross Unrealized Depreciation                                                                1,301,879
                                                                                    ------------------
Net Unrealized Appreciation/(Depreciation)                                          $         (415,943)
                                                                                    ==================
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
September 30, 2006 (Unaudited)
Quaker Mid-Cap Value Fund

                                                                       Number              Market
                                                                     of Shares             Value
                                                                   --------------   ------------------
COMMON STOCKS - 98.69%
Basic Materials - 7.37%
Chemicals - 3.13%
Sherwin-Williams Co.                                                       60,000   $        3,346,800
                                                                                    ------------------
Iron & Steel Production - 2.51%
Oregon Steel Mills, Inc. (a)                                               55,000            2,687,850
                                                                                    ------------------
Mining - 1.73%
Southern Copper Corp.                                                      20,000            1,850,000
                                                                                    ------------------
Total Basic Materials (Cost $7,031,837)                                                      7,884,650
                                                                                    ------------------
Communications - 1.64%
Telecommunications - 1.64%
Tellabs, Inc. (a)                                                         160,000            1,753,600
                                                                                    ------------------
Total Communications (Cost $1,711,159)                                                       1,753,600
                                                                                    ------------------
Consumer, Cyclical - 14.44%
Airlines - 2.06%
Skywest, Inc.                                                              90,000            2,206,800
                                                                                    ------------------
Auto Manufacturers - 2.36%
Oshkosh Truck Corp.                                                        50,000            2,523,500
                                                                                    ------------------
Auto Parts & Equipment - 2.68%
Johnson Controls, Inc.                                                     40,000            2,869,600
                                                                                    ------------------
Distribution & Wholesale - 2.13%
CDW Corp.                                                                  37,000            2,282,160
                                                                                    ------------------
Home Builders - 1.93%
Thor Industries, Inc.                                                      50,000            2,058,500
                                                                                    ------------------
Retail - 3.28%
American Eagle Outfitters, Inc.                                            80,000            3,506,400
                                                                                    ------------------
Total Consumer, Cyclical (Cost $13,103,696)                                                 15,446,960
                                                                                    ------------------
Energy - 6.54%
Oil & Gas - 6.54%
Helix Energy Solutions Group, Inc. (a)                                     80,000            2,672,000
Nabors Industries Ltd. (a)                                                 90,000            2,677,500
Oil States International, Inc. (a)                                         60,000            1,650,000
                                                                                    ------------------
Total Energy (Cost $8,005,055)                                                               6,999,500
                                                                                    ------------------
Financial - 25.03%
Banks - 2.24%
Zions Bancorp                                                              30,000            2,394,300
                                                                                    ------------------
Financial Services - 2.62%
Bear Stearns Cos., Inc.                                                    20,000            2,802,000
                                                                                    ------------------
Insurance - 20.17%
First American Corp.                                                       50,000            2,117,000
Genworth Financial, Inc.                                                   60,000            2,100,600
HCC Insurance Holdings, Inc.                                              125,000            4,110,000
Lincoln National Corp.                                                     35,000            2,172,800
Philadelphia Consolidated Holding Corp. (a)                               100,000            3,978,000
Universal American Financial Corp. (a)                                    200,000            3,214,000
W.R. Berkley Corp.                                                        110,000            3,892,900
                                                                                    ------------------
                                                                                            21,585,300
                                                                                    ------------------
Total Financial (Cost $24,642,223)                                                          26,781,600
                                                                                    ------------------
Healthcare - 10.87%
Healthcare - Services - 4.69%
Coventry Health Care, Inc. (a)                                             50,000            2,576,000
Quest Diagnostics, Inc.                                                    40,000            2,446,400
                                                                                    ------------------
                                                                                             5,022,400
                                                                                    ------------------
Pharmaceuticals - 6.18%
Barr Pharmaceuticals, Inc. (a)                                             55,000            2,856,700
Biovail Corp.                                                              80,000            1,219,200
Forest Laboratories, Inc. (a)                                              50,000            2,530,500
                                                                                    ------------------
                                                                                             6,606,400
                                                                                    ------------------
Total Healthcare (Cost $11,595,820)                                                         11,628,800
                                                                                    ------------------
Industrial - 20.13%
Aerospace & Defense - 3.70%
Armor Holdings, Inc. (a)                                                   69,000            3,955,770
                                                                                    ------------------
Electrical Components & Equipment - 2.04%
Ametek, Inc.                                                               50,000            2,177,500
                                                                                    ------------------
Electronics - 2.89%
Amphenol Corp.                                                             50,000            3,096,500
                                                                                    ------------------
Hand & Machine Tools - 6.12%
Black & Decker Corp.                                                       30,000            2,380,500
Lincoln Electric Holdings, Inc.                                            40,000            2,178,000
The Stanley Works                                                          40,000            1,994,000
                                                                                    ------------------
                                                                                             6,552,500
                                                                                    ------------------
Transportation - 5.38%
CSX Corp.                                                                  85,000            2,790,550
YRC Worldwide, Inc. (a)                                                    80,000            2,963,200
                                                                                    ------------------
                                                                                             5,753,750
                                                                                    ------------------
Total Industrial (Cost $20,158,825)                                                         21,536,020
                                                                                    ------------------
Technology - 10.32%
Computers - 4.36%
Affiliated Computer Services, Inc. (a)                                     40,000            2,074,400
Lexmark International, Inc. (a)                                            45,000            2,594,700
                                                                                    ------------------
                                                                                             4,669,100
                                                                                    ------------------
Semiconductors - 5.96%
Kla-Tencor Corp.                                                           75,000            3,335,250
Maxim Integrated Products, Inc.                                            70,000            1,964,900
OmniVision Technologies, Inc. (a)                                          75,000            1,070,250
                                                                                    ------------------
                                                                                             6,370,400
                                                                                    ------------------
Total Technology (Cost $11,608,140)                                                         11,039,500
                                                                                    ------------------
Utilities - 2.35%
Gas - 2.35%
Sempra Energy                                                              50,000            2,512,500
                                                                                    ------------------
Total Utilities (Cost $2,211,648)                                                            2,512,500
                                                                                    ------------------
TOTAL COMMON STOCKS (Cost $100,068,403)                                                    105,583,130
                                                                                    ------------------
SHORT TERM INVESTMENTS - 1.39%
Money Markets - 1.39%
Brown Brothers Harriman Money Market                                    1,485,296            1,485,296
                                                                                    ------------------
TOTAL SHORT TERM INVESTMENTS (Cost $1,485,296)                                               1,485,296
                                                                                    ------------------
Total Investments  (Cost $101,553,699) - 100.08%                                           107,068,426
Liabilities in Excess of Other Assets, Net (0.08)%                                             (84,126)
                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                          $      106,984,300
                                                                                    ==================
(a) Non-income producing security

The following information for the Funds is presented on an income tax basis as of September 30, 2006:

Cost of Investments                                                                 $      101,701,435
Gross Unrealized Appreciation                                                                9,339,107
Gross Unrealized Depreciation                                                                3,972,116
                                                                                    ------------------
Net Unrealized Appreciation/(Depreciation)                                          $        5,366,991
                                                                                    ==================
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
September 30, 2006 (Unaudited)
Quaker Small-Cap Value Fund

                                                                       Number             Market
                                                                      of Shares           Value
                                                                   --------------   ------------------
COMMON STOCKS - 99.27%
Basic Materials - 4.18%
Chemicals - 1.68%
Methanex Corp.                                                             25,300   $          615,802
OM Group, Inc. (a)                                                         15,800              694,252
                                                                                    ------------------
                                                                                             1,310,054
                                                                                    ------------------
Forest Products & Paper - 0.29%
Louisiana-Pacific Corp.                                                    11,900              223,363
                                                                                    ------------------
Iron & Steel Production - 2.21%
IPSCO, Inc.                                                                 6,800              589,356
Novamerican Steel, Inc. (a)                                                 7,200              240,480
Ryerson, Inc.                                                               2,600               56,914
Schnitzer Steel Industries, Inc.                                            8,100              255,474
Steel Dynamics, Inc.                                                       11,600              585,220
                                                                                    ------------------
                                                                                             1,727,444
                                                                                    ------------------
Total Basic Materials (Cost $3,380,171)                                                      3,260,861
                                                                                    ------------------
Communications - 5.66%
Internet Software & Services - 2.76%
Cryptologic, Inc.                                                          20,700              456,228
Earthlink, Inc. (a)                                                        15,800              114,866
i2 Technologies, Inc. (a)                                                  34,300              642,439
TravelZoo, Inc. (a)                                                        14,300              412,126
United Online, Inc.                                                        43,300              527,394
                                                                                    ------------------
                                                                                             2,153,053
                                                                                    ------------------
Multimedia - 0.84%
Shaw Communications, Inc.                                                  21,900              657,438
                                                                                    ------------------
Telecommunications - 2.06%
CenturyTel, Inc.                                                           11,900              472,073
Dobson Communications Corp. (a)                                            54,500              382,590
Polycom, Inc. (a)                                                          30,500              748,165
                                                                                    ------------------
                                                                                             1,602,828
                                                                                    ------------------
Total Communications (Cost $4,104,546)                                                       4,413,319
                                                                                    ------------------
Consumer, Cyclical - 16.92%
Airlines - 0.24%
ExpressJet Holdings, Inc. (a)                                              28,700              189,707
                                                                                    ------------------
Apparel - 4.15%
Deckers Outdoor Corp. (a)                                                  15,000              709,800
Gymboree Corp. (a)                                                         12,100              510,378
Jones Apparel Group Ltd.                                                   20,700              671,508
Kellwood Co.                                                               15,500              446,865
Maidenform Brands, Inc. (a)                                                16,900              326,170
Steven Madden Ltd. (a)                                                     14,550              570,942
                                                                                    ------------------
                                                                                             3,235,663
                                                                                    ------------------
Auto Parts & Equipment - 0.89%
Autoliv, Inc.                                                              12,600              694,386
                                                                                    ------------------
Distribution & Wholesale - 1.27%
BlueLinx Holdings, Inc.                                                    17,000              161,840
Ingram Micro, Inc. (a)                                                     28,000              536,480
Owens & Minor, Inc.                                                         8,800              289,432
                                                                                    ------------------
                                                                                               987,752
                                                                                    ------------------
Home Furnishings - 1.26%
American Woodmark Corp.                                                    17,000              572,730
Furniture Brands International, Inc.                                       21,500              409,360
                                                                                    ------------------
                                                                                               982,090
                                                                                    ------------------
Household Products - 0.60%
Toro Co.                                                                   11,100              468,087
                                                                                    ------------------
Retail - 8.07%
AnnTaylor Stores Corp. (a)                                                 16,300              682,318
Brinker International, Inc.                                                16,600              665,494
Buffalo Wild Wings, Inc. (a)                                                7,600              290,700
Cato Corp.                                                                 11,800              258,538
Charlotte Russe Holding, Inc. (a)                                          21,700              597,618
Darden Restaurants, Inc.                                                    8,200              348,254
Dillard's, Inc.                                                            11,000              360,030
Ezcorp, Inc. (a)                                                           14,000              541,520
First Cash Financial Services, Inc. (a)                                    26,500              545,635
Group 1 Automotive, Inc.                                                    7,300              364,270
Jack in the Box, Inc. (a)                                                  10,300              537,454
Ruby Tuesday, Inc.                                                         20,300              572,257
Select Comfort Corp. (a)                                                   24,150              528,402
                                                                                    ------------------
                                                                                             6,292,490
                                                                                    ------------------
Toys & Hobbies - 0.44%
Hasbro, Inc.                                                               15,100              343,525
                                                                                    ------------------
Total Consumer, Cyclical (Cost $12,033,040)                                                 13,193,700
                                                                                    ------------------
Consumer, Non-cyclical - 7.52%
Commercial Services - 5.68%
Cenveo, Inc. (a)                                                           27,500              517,550
Consolidated Graphics, Inc. (a)                                             5,700              342,969
Convergys Corp. (a)                                                        15,700              324,205
ITT Educational Services, Inc. (a)                                          9,500              629,850
Jackson Hewitt Tax Service, Inc.                                           18,000              540,180
MPS Group, Inc. (a)                                                        29,200              441,212
Parexel International Corp. (a)                                            10,800              357,372
Rent-A-Center, Inc. (a)                                                    22,300              653,167
Sotheby's Holdings, Inc.                                                   19,300              622,232
                                                                                    ------------------
                                                                                             4,428,737
                                                                                    ------------------
Food & Beverages - 1.16%
Boston Beer, Inc. (a)                                                       9,600              315,360
Ralcorp Holdings, Inc. (a)                                                 12,200              588,406
                                                                                    ------------------
                                                                                               903,766
                                                                                    ------------------
Household Products - 0.68%
Ennis, Inc.                                                                24,600              532,590
                                                                                    ------------------
Total Consumer, Non-cyclical (Cost $5,156,869)                                               5,865,093
                                                                                    ------------------
Energy - 3.81%
Oil & Gas - 3.81%
Giant Industries, Inc. (a)                                                  7,800              633,360
Holly Corp.                                                                14,700              636,951
Tesoro Corp.                                                                4,100              237,718
Tidewater, Inc.                                                             6,300              278,397
Unit Corp. (a)                                                              5,600              257,432
Vaalco Energy, Inc. (a)                                                    36,200              259,916
Veritas DGC, Inc. (a)                                                      10,200              671,364
                                                                                    ------------------
Total Energy (Cost $1,984,175)                                                               2,975,138
                                                                                    ------------------
Financial - 20.64%
Banks - 3.03%
Banco Latinoamericano De Exportaciones SA                                  19,400              303,028
Corus Bankshares, Inc.                                                     25,500              570,180
Credicorp Ltd.                                                             12,100              507,958
Fremont General Corp.                                                      31,700              443,483
Ocwen Financial Corp. (a)                                                  35,900              534,910
                                                                                    ------------------
                                                                                             2,359,559
                                                                                    ------------------
Financial Services - 6.54%
A.G. Edwards, Inc.                                                         13,200              703,296
Advanta Corp.                                                              16,500              608,850
Asta Funding, Inc.                                                         13,500              506,115
The First Marblehead Corp.                                                 10,600              734,156
Greenhill & Co., Inc.                                                       9,500              636,690
IndyMac Bancorp, Inc.                                                      13,000              535,080
Knight Capital Group, Inc. (a)                                             39,400              717,080
World Acceptance Corp. (S.C.) (a)                                          14,900              655,302
                                                                                    ------------------
                                                                                             5,096,569
                                                                                    ------------------
Insurance - 6.49%
American Financial Group, Inc.                                              7,200              337,896
American Physicians Capital, Inc. (a)                                       9,500              459,610
Commerce Group, Inc.                                                       19,800              594,990
First American Corp.                                                        8,100              342,954
Hanover Insurance Group, Inc.                                               8,100              361,503
Infinity Property & Casualty Corp.                                          7,600              312,588
PMI Group, Inc.                                                            12,800              560,768
Radian Group, Inc.                                                         10,000              600,000
Reinsurance Group of America, Inc.                                          9,000              467,370
Safety Insurance Group, Inc.                                               10,000              486,600
Triad Guaranty, Inc. (a)                                                   10,500              537,285
                                                                                    ------------------
                                                                                             5,061,564
                                                                                    ------------------
Real Estate - 2.56%
CB Richard Ellis Group, Inc. (a)                                           28,500              701,100
Jones Lang Lasalle, Inc.                                                    7,500              641,100
Trammell Crow Co. (a)                                                      17,900              653,529
                                                                                    ------------------
                                                                                             1,995,729
                                                                                    ------------------
Savings & Loans - 2.02%
BankUnited Financial Corp.                                                 22,100              576,147
FirstFed Financial Corp. (a)                                                9,000              510,480
TierOne Corp.                                                              14,500              491,985
                                                                                    ------------------
                                                                                             1,578,612
                                                                                    ------------------
Total Financial (Cost $13,943,191)                                                          16,092,033
                                                                                    ------------------
Healthcare - 10.15%
Biotechnology - 1.29%
Enzon Pharmaceuticals, Inc. (a)                                            50,900              419,925
Progenics Pharmaceuticals, Inc. (a)                                        12,200              286,212
QLT, Inc. (a)                                                              39,000              296,400
                                                                                    ------------------
                                                                                             1,002,537
                                                                                    ------------------
Healthcare - Products - 3.47%
Dade Behring, Inc.                                                         17,300              694,768
ICU Medical, Inc. (a)                                                       4,200              191,016
Idexx Laboratories Corp. (a)                                                6,900              628,866
PolyMedica Corp.                                                            7,300              312,513
Viasys Healthcare, Inc. (a)                                                11,200              305,088
Zoll Medical Corp. (a)                                                     15,900              570,651
                                                                                    ------------------
                                                                                             2,702,902
                                                                                    ------------------
Healthcare - Services - 2.60%
Apria Healthcare Group, Inc. (a)                                           31,700              625,758
Kindred Healthcare, Inc. (a)                                               10,000              297,300
Manor Care, Inc.                                                           11,600              606,448
Odyssey Healthcare, Inc. (a)                                               14,300              202,774
Sierra Health Services (a)                                                  7,900              298,936
                                                                                    ------------------
                                                                                             2,031,216
                                                                                    ------------------
Pharmaceuticals - 2.79%
Biovail Corp.                                                              12,000              182,880
King Pharmaceuticals, Inc. (a)                                             28,600              487,058
K-V Pharmaceutical Co. (a)                                                 13,900              329,430
Mylan Laboratories, Inc.                                                   26,300              529,419
NBTY, Inc. (a)                                                             11,600              339,532
USANA Health Sciences, Inc. (a)                                             6,900              307,671
                                                                                    ------------------
                                                                                             2,175,990
                                                                                    ------------------
Total Healthcare (Cost $7,114,991)                                                           7,912,645
                                                                                    ------------------
Industrial - 17.76%
Aerospace & Defense - 0.66%
Triumph Group, Inc.                                                        12,200              516,670
                                                                                    ------------------
Building Materials - 1.24%
Eagle Materials, Inc.                                                      16,200              545,616
Martin Marietta Materials, Inc.                                             5,000              423,100
                                                                                    ------------------
                                                                                               968,716
                                                                                    ------------------
Electrical Components & Equipment - 3.66%
Belden CDT, Inc.                                                           20,000              764,600
Encore Wire Corp. (a)                                                      12,800              451,712
Energizer Holdings, Inc. (a)                                                6,200              446,338
Lamson & Sessions Co. (a)                                                  13,100              312,042
Littelfuse, Inc. (a)                                                        9,700              336,590
Superior Essex, Inc. (a)                                                   15,900              544,575
                                                                                    ------------------
                                                                                             2,855,857
                                                                                    ------------------
Electronic Equipment & Instruments - 0.88%
Technitrol, Inc.                                                           22,900              683,565
                                                                                    ------------------
Electronics - 2.14%
Analogic Corp.                                                              6,900              354,108
CTS Corp.                                                                  11,500              158,470
II-VI, Inc. (a)                                                            12,300              306,516
Molecular Devices Corp. (a)                                                16,100              297,689
Varian, Inc. (a)                                                           12,000              550,440
                                                                                    ------------------
                                                                                             1,667,223
                                                                                    ------------------
Engineering & Construction - 0.79%
Dycom Industries, Inc. (a)                                                 28,600              614,900
                                                                                    ------------------
Machinery - Diversified - 0.24%
NACCO Industries, Inc.                                                      1,400              190,274
                                                                                    ------------------
Metal Fabricate & Hardware - 1.66%
Mueller Industries, Inc.                                                   17,600              618,992
Timken Co.                                                                  9,200              273,976
Valmont Industries, Inc.                                                    7,600              397,100
                                                                                    ------------------
                                                                                             1,290,068
                                                                                    ------------------
Miscellaneous Manufacturing - 1.67%
Lancaster Colony Corp.                                                     11,900              532,644
PW Eagle, Inc.                                                             15,900              477,159
Teleflex, Inc.                                                              5,300              294,892
                                                                                    ------------------
                                                                                             1,304,695
                                                                                    ------------------
Packaging & Containers - 1.00%
Pactiv Corp. (a)                                                           27,400              778,708
                                                                                    ------------------
Transportation - 3.82%
General Maritime Corp.                                                     12,600              460,908
Laidlaw International, Inc.                                                19,800              541,134
OMI Corp.                                                                  27,100              588,341
Ryder System, Inc.                                                         10,800              558,144
Tsakos Energy Navigation Ltd.                                              11,300              503,980
US Xpress Enterprises, Inc. (a)                                            14,000              324,100
                                                                                    ------------------
                                                                                             2,976,607
                                                                                    ------------------
Total Industrial (Cost $13,461,499)                                                         13,847,283
                                                                                    ------------------
Technology - 9.07%
Computer Software & Services - 5.19%
Acxiom Corp.                                                               12,800              315,648
Altris, Inc. (a)                                                           13,300              280,497
Aspen Technology, Inc. (a)                                                 27,300              298,116
Blackbaud, Inc.                                                            16,500              362,835
BMC Software, Inc. (a)                                                     16,400              446,408
CSG Systems International, Inc. (a)                                        15,700              414,951
Dun & Bradstreet Corp. (a)                                                  4,500              337,455
Keane, Inc. (a)                                                             6,900               99,429
MicroStrategy, Inc. (a)                                                     6,100              621,163
MoneyGram International, Inc.                                              19,800              575,388
Smith Micro Software, Inc. (a)                                             20,600              296,228
                                                                                    ------------------
                                                                                             4,048,118
                                                                                    ------------------
Computers - 2.11%
Agilysys, Inc.                                                             13,800              193,752
Lexmark International, Inc. (a)                                            13,600              784,176
MTS Systems Corp.                                                           8,300              268,422
Reynolds & Reynolds Co.                                                    10,000              395,100
                                                                                    ------------------
                                                                                             1,641,450
                                                                                    ------------------
Semiconductors - 1.77%
Atmel Corp. (a)                                                            60,700              366,628
Novellus Systems, Inc. (a)                                                 11,100              307,026
OmniVision Technologies, Inc. (a)                                          30,600              436,662
QLogic Corp. (a)                                                           14,400              272,160
                                                                                    ------------------
                                                                                             1,382,476
                                                                                    ------------------
Total Technology (Cost $6,629,220)                                                           7,072,044
                                                                                    ------------------
Utilities - 3.56%
Electric - 2.81%
Alliant Energy Corp.                                                       18,400              657,432
Energy East Corp.                                                          12,300              291,756
Pinnacle West Capital Corp.                                                14,200              639,710
Wisconsin Energy Corp.                                                     14,000              603,960
                                                                                    ------------------
                                                                                             2,192,858
                                                                                    ------------------
Gas - 0.75%
Energen Corp.                                                              13,900              581,993
                                                                                    ------------------
Total Utilities (Cost $2,368,831)                                                            2,774,851
                                                                                    ------------------
TOTAL COMMON STOCKS (Cost $70,176,533)                                                      77,406,967
                                                                                    ------------------
WARRANTS - 0.00%
Imperial Credit Industries, Inc. Warrants
    Expiration: January, 2008 (a)                                             806                   --
                                                                                    ------------------
TOTAL WARRANTS (Cost $0)                                                                            --
                                                                                    ------------------
SHORT TERM INVESTMENTS - 0.81%
Money Markets - 0.81%
Brown Brothers Harriman Money Market                                      627,726              627,726
                                                                                    ------------------
TOTAL SHORT TERM INVESTMENTS (Cost $627,726)                                                   627,726
                                                                                    ------------------
Total Investments  (Cost $70,804,259) - 100.08%                                             78,034,693
Liabilities in Excess of Other Assets, Net (0.08)%                                             (60,890)
                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                          $       77,973,803
                                                                                    ==================
ADR American Depository Receipt
(a) Non-income producing security

The following information for the Funds is presented on an income tax basis as of September 30, 2006:

Cost of Investments                                                                 $       70,805,162
Gross Unrealized Appreciation                                                               10,175,333
Gross Unrealized Depreciation                                                                2,945,802
                                                                                    ------------------
Net Unrealized Appreciation/(Depreciation)                                          $        7,229,531
                                                                                    ==================
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Schedule of Investments
September 30, 2006 (Unaudited)
Quaker Core Value Fund

                                                                       Number              Market
                                                                      of Shares            Value
                                                                   --------------   ------------------
COMMON STOCKS - 98.84%
Basic Materials - 1.61%
Mining - 1.61%
Vulcan Materials Co.                                                          600   $           46,950
                                                                                    ------------------
Total Basic Materials (Cost $51,554)                                                            46,950
                                                                                    ------------------
Communications - 3.79%
Internet Software & Services - 1.79%
Google, Inc. (a)                                                              130               52,247
                                                                                    ------------------
MultiMedia - 2.00%
News Corp.                                                                  2,980               58,557
                                                                                    ------------------
Total Communications (Cost $108,968)                                                           110,804
                                                                                    ------------------
Consumer, Cyclical - 5.46%
Retail - 5.46%
CVS Corp.                                                                   1,000               32,120
Target Corp.                                                                  350               19,337
Wal-Mart de Mexico SA de CV ADR                                             1,000               34,004
Wal-Mart Stores, Inc.                                                       1,500               73,980
                                                                                    ------------------
Total Consumer, Cyclical (Cost $149,161)                                                       159,441
                                                                                    ------------------
Consumer, Non-cyclical - 8.88%
Agricultural Products - 2.39%
Altria Group, Inc.                                                            910               69,660
                                                                                    ------------------
Commercial Services - 1.03%
Jackson Hewitt Tax Service, Inc.                                            1,000               30,010
                                                                                    ------------------
Cosmetics & Toiletries - 3.10%
Procter & Gamble Co.                                                        1,460               90,491
                                                                                    ------------------
Household Products - 2.36%
Fortune Brands, Inc.                                                          520               39,057
Jarden Corp. (a)                                                              910               30,003
                                                                                    ------------------
                                                                                                69,060
                                                                                    ------------------
Total Consumer, Non-cyclical (Cost $250,474)                                                   259,221
                                                                                    ------------------
Energy - 7.42%
Oil & Gas - 7.42%
Chesapeake Energy Corp.                                                       450               13,041
ConocoPhillips                                                              1,020               60,720
Exxon Mobil Corp.                                                           1,200               80,520
Questar Corp.                                                                 510               41,703
Valero Energy Corp.                                                           400               20,588
                                                                                    ------------------
Total Energy (Cost $210,179)                                                                   216,572
                                                                                    ------------------
Financial - 26.48%
Banks - 9.90%
Bank of America Corp.                                                       1,420               76,069
Barclays PLC ADR                                                              500               25,385
First Regional Bancorp (a)                                                  1,500               51,105
HSBC Holdings PLC ADR                                                         700               64,071
Wells Fargo & Co.                                                           2,000               72,360
                                                                                    ------------------
                                                                                               288,990
                                                                                    ------------------
Financial Services - 10.09%
BlackRock, Inc.                                                               100               14,900
Goldman Sachs Group, Inc.                                                     700              118,419
Lehman Brothers Holdings, Inc.                                              1,000               73,860
Morgan Stanley                                                              1,200               87,492
                                                                                    ------------------
                                                                                               294,671
                                                                                    ------------------
Insurance - 5.49%
American International Group, Inc.                                            750               49,695
Metlife, Inc.                                                               1,000               56,680
PMI Group, Inc.                                                               640               28,038
Reinsurance Group of America, Inc.                                            500               25,965
                                                                                    ------------------
                                                                                               160,378
                                                                                    ------------------
Real Estate - 1.00%
DiamondRock Hospitality Co.                                                 1,750               29,068
                                                                                    ------------------
Total Financial (Cost $684,039)                                                                773,107
                                                                                    ------------------
Healthcare - 13.35%
Healthcare - Products - 4.40%
Beckman Coulter, Inc.                                                         880               50,653
Johnson & Johnson                                                           1,200               77,928
                                                                                    ------------------
                                                                                               128,581
                                                                                    ------------------
Healthcare - Services - 6.17%
Humana, Inc. (a)                                                              900               59,481
LifePoint Hospitals, Inc. (a)                                               2,100               74,172
Quest Diagnostics, Inc.                                                       760               46,482
                                                                                    ------------------
                                                                                               180,135
                                                                                    ------------------
Pharmaceuticals - 2.78%
AmeriSourceBergen Corp.                                                       640               28,928
Schering-Plough Corp.                                                       2,370               52,353
                                                                                    ------------------
                                                                                                81,281
                                                                                    ------------------
Total Healthcare (Cost $358,949)                                                               389,997
                                                                                    ------------------
Industrial - 25.11%
Aerospace & Defense - 4.96%
Northrop Grumman Corp.                                                      1,000               68,070
Raytheon Co.                                                                1,600               76,816
                                                                                    ------------------
                                                                                               144,886
                                                                                    ------------------
Electrical Components & Equipment - 2.00%
Hubbell, Inc.                                                               1,220               58,438
                                                                                    ------------------
Machinery - Construction & Mining - 2.70%
Caterpillar, Inc.                                                           1,200               78,960
                                                                                    ------------------
Miscellaneous Manufacturing - 10.43%
Eaton Corp.                                                                 1,000               68,850
General Electric Co.                                                        2,600               91,780
Honeywell International, Inc.                                               1,230               50,307
ITT Industries, Inc.                                                        1,140               58,448
Textron, Inc.                                                                 400               35,000
                                                                                    ------------------
                                                                                               304,385
                                                                                    ------------------
Transportation - 5.02%
CSX Corp.                                                                   2,320               76,166
Union Pacific Corp.                                                           800               70,400
                                                                                    ------------------
                                                                                               146,566
                                                                                    ------------------
Total Industrial (Cost $710,383)                                                               733,235
                                                                                    ------------------
Utilities - 6.74%
Electric - 6.21%
Allegheny Energy, Inc. (a)                                                    700               28,119
Exelon Corp.                                                                1,500               90,810
TXU Corp.                                                                   1,000               62,520
                                                                                    ------------------
                                                                                               181,449
                                                                                    ------------------
Water - 0.53%
Aqua America, Inc.                                                            700               15,358
                                                                                    ------------------
Total Utilities (Cost $194,081)                                                                196,807
                                                                                    ------------------
TOTAL COMMON STOCKS (Cost $2,717,788)                                                        2,886,134
                                                                                    ------------------
SHORT TERM INVESTMENTS - 0.63%
Money Markets - 0.63%
Brown Brothers Harriman Money Market                                       18,460               18,460
                                                                                    ------------------
TOTAL SHORT TERM INVESTMENTS (Cost $18,460)                                                     18,460
                                                                                    ------------------
Total Investments  (Cost $2,736,248) - 99.47%                                                2,904,594
Other Assets in Excess of Liabilities, Net 0.53%                                                15,332
                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                          $        2,919,926
                                                                                    ==================
ADR American Depository Receipt
(a) Non-income producing security

The following information for the Funds is presented on an income tax basis as of September 30, 2006:

Cost of Investments                                                                 $        2,736,248
Gross Unrealized Appreciation                                                                  205,166
Gross Unrealized Depreciation                                                                   36,820
                                                                                    ------------------
Net Unrealized Appreciation/(Depreciation)                                          $          168,346
                                                                                    ==================
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

Item 2. Controls and Procedures.

      (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a- 3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      (a) Certifications of principal executive and principal financial officers as required by Rule 30a- 2(a) under the Investment Company Act of 1940:

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Quaker Investment Trust

By /s/ Jeffry H. King, Sr.
   --------------------------------------------
   Jeffry H. King, Sr., Chief Executive Officer

Date: November 27, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffry H. King, Sr.
   --------------------------------------------
   Jeffry H. King, Sr., Chief Executive Officer

Date: November 27, 2006

By /s/ Laurie Keyes
   --------------------------------------------
   Laurie Keyes, Treasurer

Date: November 27, 2006